Accounts Receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, net
Schedule of accounts receivable
	June 30,	December 31,
	2025	2024
Accounts receivable	$42,994,697	$34,636,570
Allowance for credit losses	(2,288,446)	(2,028,979)
Accounts receivable, net	$40,706,251	$32,607,591

Schedule of allowance of credit losses
	June 30,	December 31,
	2025	2024
Balance at beginning of year	$2,028,979	$2,361,778
Change in allowance for credit losses	227,172	(284,191)
Foreign currency translation adjustment	32,295	(48,608)
Balance at end of year	$2,288,446	$2,028,979